DESCRIPTION OF PLAN - Narrative (Details) - EBP 006 hour in Thousands		1 Months Ended		12 Months Ended
	Sep. 11, 2020	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) year hour
EBP, Description of Plan [Line Items]
Minimum age to be eligible to participate | year				21
Requisite service period, hours of service | hour				1
Requisite service period				1 year
Participant contribution, pretax, maximum annual compensation to total compensation, percentage				80.00%
Contributions			$ 14,783,962
Forfeited nonvested account, decrease from employer contribution			532,495
Change in net asset available for benefit, increase from employer contribution, cash		$ 16,188,600	$ 14,251,467	$ 49,600,241
Change in net asset available for benefit, decrease from administrative expense				$ 863,189
Percent vested at normal retirement age				100.00%
Percentage of plan investments able to be diversified				100.00%
Participation period before plan investments able to be diversified				3 years
Note receivable from participant, account, minimum borrowing, amount				$ 1,000
Note receivable from participant, account, maximum borrowing, amount				$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, Pprcentage				50.00%
EBP, Note Receivable From Participant, General Loan, Maximum Borrowing Term				5 years
EBP, Note Receivable From Participant, Primary Residence Loan, Maximum Borrowing Term				10 years
Minimum period of employment, earlier eligibility for "safe harbor" matching contributions	1 year
Suspense account for excess pension funding, ratable use period	3 years
EBP, Employer Contribution Matching Tranche One
EBP, Description of Plan [Line Items]
Employer contribution matching percentage				100.00%
Employer contribution participant compensation matched percentage				3.00%
EBP, Employer Contribution Matching Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution matching percentage				50.00%
Employer contribution participant compensation matched percentage				3.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Contributions		16,782,818
Forfeited nonvested account, decrease from employer contribution		$ 594,218
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, noncontributory profit-sharing, percentage of compensation				0.00%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, noncontributory profit-sharing, percentage of compensation				3.50%